Investment Strategy - ERShares Private-Public Crossover ETF	Mar. 04, 2026
Prospectus [Line Items]
Strategy [Heading]	2.Effective March 4, 2026, in each of the sections entitled “Principal Investment Strategies” beginning on pages 1 and 9 of the Prospectus, please delete the fifth paragraph in its entirety and replace it with the following:
Strategy Narrative [Text Block]

The EF model seeks to identify companies that may experience unique cost efficiencies or an expansion of demand through disruptive innovation or adjustments in their respective industries. The Advisor seeks to exploit these demand expansions/cost utilizations by applying its investment methodology across multiple industry sectors though typically focusing on the Information Technology, HealthCare, Communication Services and Consumer Discretionary sectors. The Advisor generally will sell a portfolio security when it believes the security will no longer increase in value at the same rate as it has in the past, changing fundamentals signal a deteriorating value potential, or other securities with entrepreneurial characteristics have better price performance potential. The Fund may invest in derivative instruments (such as futures, options and swaps or hybrid instruments) to implement its investment strategies. When the Advisor believes market conditions are unfavorable, it may also use options and short selling to hedge a portion or all of the portfolio’s market risk. The Advisor may engage in frequent trading to achieve the Fund’s investment objective. The Advisor invests to a limited degree in privately-offered securities to gain exposure to certain private entrepreneurial companies. The Fund is non-diversified and therefore may invest a greater percentage of its assets in a particular company than a diversified fund.